Trust specific information	12 Months Ended
Dec. 31, 2021
Trust Specific Information
Trust specific information

Financial Risk Management (note 6)

Investment Objective

The investment objective of the Trust is to provide a secure, convenient and exchange-traded investment alternative for investors interested in holding physical platinum and palladium bullion without the inconvenience that is typical of a direct investment in physical bullion. The Trust invests and intends to continue to invest primarily in long-term holdings of unencumbered, fully allocated, physical platinum and palladium bullion and does not speculate with regard to short-term changes in platinum and palladium prices. The Trust will only purchase and expects only to own “Good Delivery Bars” as defined by the London Platinum and Palladium Market (“LPPM”), with each bar purchased being verified against the LPPM source.

Significant risks that are relevant to the Trust are discussed here. General information on risks and risk management is described in Note 6 of the Generic Notes.

Fair Value Measurements

The reconciliation of bullion holdings for the years ended December 31, 2021 and 2020 is presented as follows:

	December 31, 2021	December 31, 2020
	$	$
Balance at beginning of year	125,827	117,647
Purchases	35,823	8,634
Sales	—	—
Redemptions for physical bullion	—	(25,301)
Realized gains (losses) on sales and redemptions for physical bullion	—	11,252
Change in unrealized gains (losses)	(30,125)	13,595
Balance at end of year	131,525	125,827

Realized gains (losses) on physical bullion include both realized gains (losses) on sales of physical bullion, and realized gains (losses) occurring upon unitholder redemptions for physical bullion.

The cost of physical platinum bullion as at December 31, 2021 and 2020 was $68,153 and $38,170, respectively. The cost of physical palladium bullion as at December 31, 2021 and 2020 was $33,199 and $27,360, respectively.

Market Risk

a) Other Price Risk

If the market value of each of platinum and palladium bullion increased by 1%, with all other variables held constant, this would have increased total equity and comprehensive income by approximately $1.3 million (December 31, 2020: $1.3 million); conversely, if the value of each of platinum and palladium bullion decreased by 1%, this would have decreased total equity and comprehensive income by the same amount.

b) Currency Risk

As at December 31, 2021, approximately $(25) (December 31, 2020: $(71)) of the Trust’s other assets and accounts payable were denominated in Canadian dollars. As a result, a 1% change in the exchange rate between the Canadian and U.S. Dollars would not have a material impact to the Trust.

Concentration Risk

The Trust’s risk is concentrated in physical platinum and palladium bullion held across two locations, whose value constitutes 39.2% of total equity for physical platinum bullion and 60.5% of total equity for physical palladium bullion as at December 31, 2021 (23.8% of total equity physical platinum bullion and 75.4% of total equity for physical palladium bullion held across two locations as at December 31. 2020).

Management Fees (note 8)

The Trust pays the Manager a monthly management fee equal to 1/12 of 0.50% of the value of net assets of the Trust (determined in accordance with the Trust’s trust agreement) plus any applicable Canadian taxes, calculated and accrued daily and payable monthly in arrears on the last day of each month.

Tax Loss Carryforwards

As of the taxation year ended December 31, 2021, the Trust had capital losses available for tax purposes of $477 (December 31, 2020: $473).

Related Party Disclosures (note 8)

During the reporting period, the Trust paid the Manager management fees, as discussed above.

Other Risk

The changing economic and market climate as a result of COVID-19 has led to the Manager’s implementation of its business continuity plan. The Manager’s portfolio managers, enterprise shared services teams and key outsourced service providers are fully operational. The exact long-term impacts of COVID-19 are undeterminable at the date of this report.